Segment information	12 Months Ended
Mar. 31, 2014
Segment information

25. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥176,932	¥165,427	¥185,506
Other small precision motors	154,505	154,297	177,007

Sub-total	331,437	319,724	362,513
Automotive, appliance, commercial and industrial products	208,529	248,464	345,236
Machinery	64,904	63,526	86,955
Electronic and optical components	69,377	69,188	72,845
Others	8,073	8,368	7,560

Consolidated total	¥682,320	¥709,270	¥875,109

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision motors” group of products consists of brushless motors for many types of products, including optical disk drive motors, OA equipment motors, brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products, automotive fans, vibration motors for mobile phones, brush DC motors for many types of products, stepping motors, and motor application products.

The “Automotive, appliance, commercial and industrial products” group of products consists of home appliances, commercial and industrial motors and related products, automotive motors, and automotive components.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers, industrial robots and press machines.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products.

“Others” consists of other services and other components.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the Company or the subsidiaries that transacted with the external customer for the years ended March 31, 2012, 2013 and 2014, and long-lived assets as of March 31, 2013 and 2014 are as follows:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Net sales:
Japan	¥260,470	¥213,169	¥238,278
U.S.A.	71,317	99,260	132,117
Singapore	40,595	55,712	63,950
Thailand	75,908	81,678	85,435
The Philippines	19,683	18,543	24,506
China	148,553	150,631	197,134
Other	65,794	90,277	133,689

Consolidated total	¥682,320	¥709,270	¥875,109

	Yen in millions
	March 31
	2013	2014
Long-lived assets:
Japan	¥86,612	¥96,239
U.S.A.	21,047	23,046
Singapore	1,899	1,337
Thailand	42,418	37,925
The Philippines	11,838	12,904
China	56,756	65,007
Other	57,407	62,423

Consolidated total	¥277,977	¥298,881

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily develops and sells hard disk drives spindle motors, DC motors, fans, and automotive products.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec (Zhejiang) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its automotive products business.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec Philippines segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produce and sell hard disk drive motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts.

The Nidec Copal Electronics segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor segment comprises Nidec Techno Motor Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell commercial and industrial products.

The Nidec Motor segment comprises Nidec Motor Corporation and other subsidiaries in North America, which are subsidiaries of Nidec US Holdings Corporation, an intermediate holding company in the United States, as well as other subsidiaries in Latin America, Asia and Europe, which primarily produce and sell home appliance, commercial and industrial products. This segment also includes Nidec ASI, Avtron and Kinetek, which were newly consolidated for the year ended March 31, 2013.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators(Germany) GmbH in Germany, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell automotive products.

The All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Net sales to external customers:
Nidec Corporation	¥46,901	¥23,748	¥27,599
Nidec Electronics (Thailand)	64,226	63,349	67,623
Nidec (Zhejiang)	26,430	21,109	18,017
Nidec (Dalian)	4,269	3,648	1,940
Nidec Singapore	34,220	50,039	57,893
Nidec (H.K.)	50,748	52,028	69,890
Nidec Philippines	15,326	14,707	19,573
Nidec Sankyo	78,589	73,201	98,564
Nidec Copal	51,124	49,627	47,023
Nidec Tosok	33,358	31,090	36,854
Nidec Copal Electronics	29,098	26,845	31,295
Nidec Techno Motor	40,058	39,940	50,691
Nidec Motor	83,999	119,093	175,854
Nidec Motors & Actuators	44,748	44,707	64,420
All Others	78,268	96,236	106,996

Total	681,362	709,367	874,232
Adjustments *1	958	(97)	877

Consolidated total	¥682,320	¥709,270	¥875,109

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥151,253 million for the year ended March 31, 2012, and sales to one customer of ¥74,897 million for the year ended March 31, 2013 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments, that exceeded 10% of NIDEC’s net sales. There was no certain customer group which exceeded 10% of the consolidated net sales for the year ended March 31, 2014.

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Net sales to other operating segments:
Nidec Corporation	¥100,064	¥108,282	¥138,354
Nidec Electronics (Thailand)	36,649	35,492	43,982
Nidec (Zhejiang)	3,617	2,977	5,011
Nidec (Dalian)	15,471	11,117	10,559
Nidec Singapore	448	709	749
Nidec (H.K.)	1,162	1,734	1,339
Nidec Philippines	24,390	25,682	29,266
Nidec Sankyo	396	300	312
Nidec Copal	2,318	2,093	2,318
Nidec Tosok	150	190	171
Nidec Copal Electronics	20	20	11
Nidec Techno Motor	952	3,143	4,041
Nidec Motor	30	154	80
Nidec Motors & Actuators	11,607	15,170	20,213
All Others	53,061	55,834	73,029

Total	250,335	262,897	329,435
Intersegment elimination	(250,335)	(262,897)	(329,435)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Operating income or loss:
Nidec Corporation	¥7,497	¥(4,856)	¥4,865
Nidec Electronics (Thailand)	15,027	10,525	12,781
Nidec (Zhejiang)	774	(2,689)	(243)
Nidec (Dalian)	431	(409)	475
Nidec Singapore	781	1,115	709
Nidec (H.K.)	359	146	483
Nidec Philippines	7,799	4,883	6,037
Nidec Sankyo	7,414	4,181	10,392
Nidec Copal	6,384	(3,192)	(1,323)
Nidec Tosok	3,140	1,715	3,186
Nidec Copal Electronics	4,194	3,277	5,288
Nidec Techno Motor	4,591	4,168	6,671
Nidec Motor	2,111	723	9,314
Nidec Motors & Actuators	3,126	3,447	5,334
All Others	11,201	10,540	18,911

Total	74,829	33,574	82,880

Reclassification *1	(3,072)	(17,606)	2,055
U.S. GAAP adjustments and Others *2	(1,476)	(537)	(1,133)
Consolidation adjustments mainly related to elimination of intersegment income or loss	2,789	2,167	1,266

	¥73,070	¥17,598	¥85,068

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Main reclassification is income or loss from sales or disposals of fixed assets for the year ended March 31, 2012, 2013 and 2014.
*2	Others is mainly from the amortization of identifiable intangible assets related to business combinations for the years ended March 31, 2012, 2013 and 2014.

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Depreciation:
Nidec Corporation	¥995	¥917	¥921
Nidec Electronics (Thailand)	5,085	5,572	5,502
Nidec (Zhejiang)	1,231	1,196	618
Nidec (Dalian)	802	914	359
Nidec Singapore	70	133	197
Nidec (H.K.)	6	7	6
Nidec Philippines	2,598	2,750	2,732
Nidec Sankyo	3,715	3,773	4,102
Nidec Copal	3,115	3,806	4,444
Nidec Tosok	2,660	2,930	3,775
Nidec Copal Electronics	1,150	1,318	1,283
Nidec Techno Motor	1,491	1,890	2,573
Nidec Motor	3,892	6,481	9,171
Nidec Motors & Actuators	1,423	1,470	2,186
All Others	4,297	5,265	6,537

Total	32,530	38,422	44,406
U.S. GAAP adjustments *1 and Others *2	(1,019)	(3,487)	(4,921)

Consolidated total	¥31,511	¥34,935	¥39,485

*1	Some leased assets are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation in consolidated statements of cash flows.

	Yen in millions
	March 31
	2013	2014
Segment assets:
Nidec Corporation	¥565,451	¥628,338
Nidec Electronics (Thailand)	91,784	116,476
Nidec (Zhejiang)	13,897	12,112
Nidec (Dalian)	24,159	20,763
Nidec Singapore	21,590	27,689
Nidec (H.K.)	15,678	22,458
Nidec Philippines	37,084	49,569
Nidec Sankyo	107,393	125,929
Nidec Copal	62,376	55,166
Nidec Tosok	43,566	50,221
Nidec Copal Electronics	38,684	42,115
Nidec Techno Motor	42,508	49,703
Nidec Motor	178,429	197,315
Nidec Motors & Actuators	46,601	68,405
All Others	158,388	217,075

Total	1,447,588	1,683,334
Elimination of intersegment assets, net of taxes	(579,766)	(626,822)
Identifiable intangible assets and other fair value adjustments	12,502	11,626
Goodwill	132,775	154,927
U.S.GAAP adjustments and Others *1	(7,682)	(57,147)

Consolidated total	¥1,005,417	¥1,165,918

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2013	2014
Capital expenditure for segment assets:
Nidec Corporation	¥1,991	¥1,884
Nidec Electronics (Thailand)	14,588	1,232
Nidec (Zhejiang)	710	712
Nidec (Dalian)	2,372	972
Nidec Singapore	417	9
Nidec (H.K.)	5	6
Nidec Philippines	1,876	3,368
Nidec Sankyo	4,777	3,712
Nidec Copal	9,539	2,427
Nidec Tosok	5,814	9,432
Nidec Copal Electronics	984	826
Nidec Techno Motor	5,144	3,549
Nidec Motor	3,594	4,134
Nidec Motors & Actuators	1,845	3,019
All Others	7,712	5,015

Consolidated total	¥61,368	¥40,297

NIDEC did not have significant non-cash items other than depreciation in reported profit. Intersegment sales were made at prices that approximate current market value.